Financial instruments - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Opening balance	$ 216	$ 147
Currency translation adjustments	5	(12)
Total realised gains/(losses) included in net operating costs	19	(32)
Total unrealised gains included in net operating costs	172	22
Total unrealised gains transferred into other comprehensive income through cash flow hedges	9	34
Additions to financial assets	47	88
Disposals/maturity of financial instruments	(100)	(31)
Closing balance	368	216
Net gains included in the income statement for assets and liabilities held at year end	$ 158	$ 3